Related Party Transactions and Balances - Schedule of Borrowings from (Repayment of Borrowings to) Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	$ 3,847,107	$ 3,026,218
Repayment of borrowings	(2,643,675)	(6,447,077)
Zhi Wang [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	2,517,543
Repayment of borrowings	(2,376,768)
Mr. Zhu Jian [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	1,028,538
Repayment of borrowings	(174,959)	(144,279)
Mr. Tang Jing [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	291,443	1,296,087
Repayment of borrowings	(2,500)
Youshan [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings		500,510
Repayment of borrowings		(740,424)
Li Bo [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings		896,230
Repayment of borrowings		(326,366)
Yanyan Global [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings		57,628
Repayment of borrowings		(141,241)
Skinist Global [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings
Repayment of borrowings
Ying Tian [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings
Repayment of borrowings		(4,009,597)
Teng Xin [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings
Repayment of borrowings		(196,868)
Zhi Mei Si [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings
Repayment of borrowings		(3,861)
Jing Yu [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings
Repayment of borrowings		(275,763)
Jing Neng [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings
Repayment of borrowings		(137,882)
Scenery [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings
Repayment of borrowings		(2,000)
Ya Xing [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings
Repayment of borrowings	(87,433)
Mr. Wang Jixiang [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings		275,763
Repayment of borrowings	(2,015)	(468,796)
Others [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings	9,583
Repayment of borrowings
Related Party [Member]
Schedule of Borrowings from (Repayment of Borrowings to) Related Parties [Line Items]
Borrowings		3,026,218
Repayment of borrowings		$ (6,447,077)